DEFERRED REVENUES	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
DEFERRED REVENUES
NOTE 9:-	DEFERRED REVENUES

Deferred revenues consisted of the following:

	December 31,
	2015	2014
Subscriptions	$285,998	$227,610
Software updates and maintenance	607,153	546,998
Other	12,632	9,405

	$905,783	$784,013

The majority of the deferred revenues are recognized within one year or less and presented as current deferred revenues in the balance sheet. The remaining deferred revenues which are recognized for a period above one year and up to five years are shown as long term deferred revenues.